Private Placement (Details) - Private Placement [Member] - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022	Jul. 22, 2021
Private Placement (Details) [Line Items]
Sale of units	103,734	103,734
Sale of price per unit	$ 10
Purchase price	$ 1,037,340	$ 1,037,340
Sale of price per unit		$ 10	$ 10
Sponsor [Member]
Private Placement (Details) [Line Items]
Sale of units	571,859	571,859
Sale of price per unit	$ 10
Purchase price	$ 5,718,590	$ 5,718,590
Sale of price per unit		$ 10